Statement of Changes in Net Assets Available for Benefits - EBP 384 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Net appreciation in fair value of investments	$ 498
Interest and dividend income	18
Interest income on notes receivable from participants	4
Total net investment income	520
Contributions:
Employee	95
Employer	83
Total contributions	178
Total additions	698
Deductions:
Withdrawals	822
Administration expenses	3
Total deductions	825
Net decrease in net assets available for benefits	(127)
Net Assets Available for Benefits:
Beginning of year	4,306
End of year	$ 4,179